Investment Securities (Tables)	12 Months Ended
Dec. 31, 2012
Investment Securities [Abstract]
Amortized cost and fair values of investment securities available for sale

	2012
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. agency securities	$31,522	$1,477	$11	$32,988
State and municipal securities	527	104	—	631
Corporate bonds	2,864	89	—	2,953
Mortgage-backed securities—agency	202,024	5,431	261	207,194
Mortgage-backed securities—non-agency	32,161	476	485	32,152
Equity securities	520	44	27	537

Total investment securities available for sale	$269,618	$7,621	$784	$276,455

	2011
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. agency securities	$48,854	$1,101	$35	$49,920
State and municipal securities	529	79	—	608
Corporate bonds	2,811	—	115	2,696
Mortgage-backed securities—agency	224,578	5,688	330	229,936
Equity securities	1,341	1	32	1,310

Total investment securities available for sale	$278,113	$6,869	$512	$284,470

Information pertaining to securities with gross unrealized losses

	2012
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
U.S. agency securities	$3,989	$11	$—	$—	$3,989	$11
Mortgage-backed securities—agency	16,957	261	—	—	16,957	261
Mortgage-backed securities—non-agency	13,149	485	—	—	13,149	485
Equity securities	66	12	40	15	106	27

	$34,161	$769	$40	$15	$34,201	$784

	2011
	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss	Fair Value	Unrealized Loss
U.S. agency securities	$9,599	$35	$—	$—	$9,599	$35
Corporate bonds	2,696	115	—	—	2,696	115
Mortgage-backed securities—agency	35,730	281	3,066	49	38,796	330
Equity securities	—	—	89	32	89	32

	$48,025	$431	$3,155	$81	$51,180	$512

Rollforward of the cumulative OTTI losses

Balance, December 31, 2010	$719
Less: Realized gains for securities sales	—
Add: Loss where impairment was not previously recognized	309
Add: Loss where impairment was previously recognized	92

Balance, December 31, 2011	1,120
Less: Realized gains for securities sales	(233)
Add: Loss where impairment was not previously recognized	—
Add: Loss where impairment was previously recognized	—

Balance, December 31, 2012	$887

Amortized cost and fair values of investment securities not OTTI by contractual maturity

	2012		2011
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
Due in one year or less	$998	$1,024	$—	$—
Due after one year but less than five years	5,196	5,359	7,293	7,379
Due after five years but less than ten years	9,372	9,759	14,189	14,563
Due after ten years	19,347	20,430	30,713	31,283
Mortgage-backed securities—agency	202,024	207,194	224,577	229,935
Mortgage-backed securities—non-agency	32,161	32,152	—	—
Equity securities	520	537	1,341	1,310

Total available-for-sale securities	$269,618	$276,455	$278,113	$284,470

Pledged investment securities at fair value

	2012	2011
Public deposits	$21,676	$21,437
Federal Home Loan Bank borrowings	90,054	88,024
Federal Reserve Bank borrowings	856	1,347
Repurchase agreements	12,140	13,154
Housing and Urban Development	245	385
Other	1,283	1,745

	$126,254	$126,092